Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Touchstone Funds Group Trust
Prospectus Date	rr_ProspectusDate	Feb. 17, 2023
Document Created Date	dei_DocumentCreationDate	Feb. 17, 2023